Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2019

OS-QTLY-0919
1.804851.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
Australia - 0.3%
Insurance Australia Group Ltd.	131,655	$775
Lovisa Holdings Ltd. (a)	32,188	244
National Storage (REIT) unit	343,500	385
realestate.com.au Ltd.	6,096	409

TOTAL AUSTRALIA		1,813

Austria - 0.6%
Andritz AG	3,902	140
Erste Group Bank AG	80,000	2,873
Mayr-Melnhof Karton AG	3,600	454

TOTAL AUSTRIA		3,467

Bailiwick of Jersey - 1.5%
Experian PLC	180,600	5,491
Glencore Xstrata PLC	159,500	511
Sanne Group PLC	424,419	2,839

TOTAL BAILIWICK OF JERSEY		8,841

Belgium - 1.1%
KBC Groep NV	106,113	6,846
Bermuda - 2.1%
Credicorp Ltd. (United States)	11,200	2,441
Hiscox Ltd.	204,200	4,222
Hongkong Land Holdings Ltd.	53,900	329
IHS Markit Ltd. (b)	83,701	5,392
SmarTone Telecommunications Holdings Ltd.	431,000	396

TOTAL BERMUDA		12,780

Brazil - 0.5%
IRB Brasil Resseguros SA	113,600	2,828
Canada - 1.0%
Constellation Software, Inc.	6,100	5,804
Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	789,000	870
Value Partners Group Ltd.	929,000	554
ZTO Express (Cayman), Inc. sponsored ADR	33,100	650

TOTAL CAYMAN ISLANDS		2,074

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	78,000	620
Yunnan Baiyao Group Co. Ltd. (A Shares)	46,563	512

TOTAL CHINA		1,132

Denmark - 1.5%
A.P. Moller - Maersk A/S Series A	377	404
DSV de Sammensluttede Vognmaend A/S	59,109	5,652
Netcompany Group A/S (b)(c)	57,844	2,272
Scandinavian Tobacco Group A/S (c)	47,336	499

TOTAL DENMARK		8,827

Finland - 0.1%
Nokian Tyres PLC	21,300	612
France - 10.5%
Altarea SCA	2,359	482
ALTEN	29,710	3,687
Amundi SA (c)	52,341	3,616
Capgemini SA	53,800	6,864
Compagnie de St. Gobain	17,100	658
Danone SA	83,200	7,216
Edenred SA	68,743	3,458
Elior SA (c)	82,400	1,079
Essilor International SA	23,500	3,191
LVMH Moet Hennessy Louis Vuitton SE	24,379	10,070
Natixis SA	185,700	749
Sanofi SA	92,141	7,678
SR Teleperformance SA	28,200	5,919
Total SA	172,111	8,921

TOTAL FRANCE		63,588

Germany - 6.1%
adidas AG	21,884	7,015
Axel Springer Verlag AG	28,881	1,997
Bayer AG	47,672	3,088
Bertrandt AG	9,593	645
Deutsche Borse AG	34,600	4,803
Deutsche Post AG	118,126	3,859
Hannover Reuck SE	31,600	4,957
Instone Real Estate Group BV (b)(c)	22,900	488
JOST Werke AG (c)	9,700	317
SAP SE	80,583	9,850

TOTAL GERMANY		37,019

Hong Kong - 1.9%
AIA Group Ltd.	1,017,700	10,417
Dah Sing Banking Group Ltd.	325,200	565
Dah Sing Financial Holdings Ltd.	130,400	585

TOTAL HONG KONG		11,567

India - 1.0%
HDFC Bank Ltd. sponsored ADR	33,000	3,794
LIC Housing Finance Ltd.	235,900	1,767
Shriram Transport Finance Co. Ltd.	37,400	524

TOTAL INDIA		6,085

Indonesia - 0.5%
PT Astra International Tbk	1,602,400	794
PT Bank Rakyat Indonesia Tbk	7,393,100	2,343

TOTAL INDONESIA		3,137

Ireland - 2.7%
DCC PLC (United Kingdom)	57,709	4,886
Irish Residential Properties REIT PLC	220,700	418
Kerry Group PLC Class A	47,590	5,553
Kingspan Group PLC (Ireland)	48,144	2,361
United Drug PLC (United Kingdom)	302,043	2,939

TOTAL IRELAND		16,157

Italy - 1.3%
FinecoBank SpA	230,500	2,294
Recordati SpA	129,175	5,796

TOTAL ITALY		8,090

Japan - 16.2%
AEON Financial Service Co. Ltd.	34,800	564
Arata Corp.	13,800	448
Credit Saison Co. Ltd.	38,000	462
Daiichikosho Co. Ltd.	49,200	2,042
Elecom Co. Ltd.	46,500	1,690
GMO Internet, Inc.	45,600	747
Hoya Corp.	112,500	8,692
Iriso Electronics Co. Ltd.	50,600	2,326
Kao Corp.	62,600	4,569
Keyence Corp.	11,300	6,557
KH Neochem Co. Ltd.	132,500	3,316
Koshidaka Holdings Co. Ltd.	19,600	280
Miroku Jyoho Service Co., Ltd.	74,040	2,338
Nabtesco Corp.	26,730	728
Nakanishi, Inc.	17,840	327
Nitori Holdings Co. Ltd.	28,530	3,863
NOF Corp.	92,900	3,339
OBIC Co. Ltd.	720	77
Olympus Corp.	333,620	3,637
Oracle Corp. Japan	31,300	2,612
ORIX Corp.	345,180	4,954
Otsuka Corp.	90,800	3,610
PALTAC Corp.	39,700	1,956
Paramount Bed Holdings Co. Ltd.	11,800	453
Persol Holdings Co., Ltd.	159,500	3,896
Recruit Holdings Co. Ltd.	149,640	5,067
Relo Group, Inc.	66,000	1,760
Renesas Electronics Corp. (b)	80,900	483
S Foods, Inc.	70,500	2,177
Shiseido Co. Ltd.	61,400	4,518
SMC Corp.	13,400	4,910
Subaru Corp.	34,200	797
Sundrug Co. Ltd.	15,780	439
Suzuki Motor Corp.	62,800	2,456
Tsuruha Holdings, Inc.	42,700	4,369
USS Co. Ltd.	182,000	3,625
Welcia Holdings Co. Ltd.	67,920	3,172
Zozo, Inc.	32,800	622

TOTAL JAPAN		97,878

Kenya - 0.3%
Safaricom Ltd.	7,184,200	1,892
Korea (South) - 0.3%
LG Chemical Ltd.	5,534	1,559
Luxembourg - 0.2%
Eurofins Scientific SA (a)	3,549	1,516
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	260,200	1,310
Netherlands - 8.2%
ASML Holding NV (Netherlands)	33,700	7,509
ASR Nederland NV	9,900	373
Grandvision NV (c)	113,500	3,413
Heineken NV (Bearer)	69,000	7,418
IMCD Group BV	70,590	6,244
Intertrust NV (c)	37,824	723
Koninklijke Philips Electronics NV	148,630	6,972
QIAGEN NV (Germany) (b)	73,500	2,805
Unilever NV	169,800	9,842
Wolters Kluwer NV	52,900	3,839

TOTAL NETHERLANDS		49,138

New Zealand - 0.5%
EBOS Group Ltd.	184,828	3,023
Norway - 1.8%
Adevinta ASA:
Class A (b)	118,900	1,334
Class B	102,450	1,139
Equinor ASA	262,540	4,710
Schibsted ASA:
(A Shares)	101,000	2,730
(B Shares)	11,799	305
Skandiabanken ASA (c)	47,592	365

TOTAL NORWAY		10,583

South Africa - 0.1%
Naspers Ltd. Class N	2,300	561
Spain - 1.3%
Amadeus IT Holding SA Class A	50,256	3,970
CaixaBank SA	463,500	1,149
Prosegur Cash SA (c)	1,296,500	2,641

TOTAL SPAIN		7,760

Sweden - 4.0%
Addlife AB	96,184	2,598
AddTech AB (B Shares)	75,074	1,966
ASSA ABLOY AB (B Shares)	197,800	4,537
Essity AB Class B	18,680	557
Hexagon AB (B Shares)	79,000	3,843
HEXPOL AB (B Shares)	47,440	362
Indutrade AB	156,120	4,434
Securitas AB (B Shares)	31,000	481
Svenska Handelsbanken AB (A Shares)	391,700	3,524
Swedbank AB (A Shares)	60,000	817
Swedish Match Co. AB	9,300	356
Telefonaktiebolaget LM Ericsson (B Shares)	98,900	865

TOTAL SWEDEN		24,340

Switzerland - 8.1%
Alcon, Inc. (b)	80,600	4,735
Julius Baer Group Ltd.	97,640	4,172
Lonza Group AG	17,731	6,085
Nestle SA (Reg. S)	66,310	7,035
Roche Holding AG (participation certificate)	52,226	13,978
Sika AG	33,038	4,784
Sonova Holding AG Class B	15,290	3,528
Swiss Re Ltd.	44,650	4,335

TOTAL SWITZERLAND		48,652

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	422,300	3,468
United Kingdom - 15.7%
Aggreko PLC	52,616	533
Ascential PLC (c)	262,509	1,271
AstraZeneca PLC (United Kingdom)	12,300	1,063
BCA Marketplace PLC	309,000	909
Beazley PLC	494,300	3,465
BP PLC	227,294	1,504
Cineworld Group PLC	1,034,395	3,209
Close Brothers Group PLC	17,118	277
Compass Group PLC	270,278	6,838
Cranswick PLC	75,998	2,460
Dechra Pharmaceuticals PLC	60,420	2,165
Diageo PLC	252,100	10,513
Diploma PLC	180,680	3,333
Hilton Food Group PLC	148,645	1,692
InterContinental Hotel Group PLC	89,755	6,236
Intertek Group PLC	63,990	4,442
James Fisher and Sons PLC	72,377	1,910
John Wood Group PLC	37,670	243
JTC PLC (c)	208,000	894
Keywords Studios PLC	21,600	437
Lloyds Banking Group PLC	1,129,480	731
London Stock Exchange Group PLC	69,730	5,619
Micro Focus International PLC	15,088	318
Mondi PLC	169,200	3,711
Prudential PLC	351,711	7,236
RELX PLC (London Stock Exchange)	175,900	4,179
Rentokil Initial PLC	769,800	4,072
Rightmove PLC	60,700	390
Rolls-Royce Holdings PLC	54,007	564
Rotork PLC	497,664	1,867
Sabre Insurance Group PLC (c)	232,381	747
Spectris PLC	69,110	2,140
St. James's Place Capital PLC	47,960	574
Standard Life PLC	191,261	695
The Weir Group PLC	20,091	366
Ultra Electronics Holdings PLC	114,709	2,738
Unilever PLC	18,100	1,089
Victrex PLC	83,670	2,076
Volution Group PLC	832,600	1,843

TOTAL UNITED KINGDOM		94,349

United States of America - 4.9%
Alphabet, Inc. Class C (b)	2,283	2,778
Becton, Dickinson & Co.	13,500	3,413
Boston Scientific Corp. (b)	84,700	3,596
Marsh & McLennan Companies, Inc.	49,300	4,871
Moody's Corp.	14,730	3,157
Roper Technologies, Inc.	9,500	3,455
S&P Global, Inc.	17,103	4,189
Total System Services, Inc.	29,700	4,031

TOTAL UNITED STATES OF AMERICA		29,490

TOTAL COMMON STOCKS
(Cost $481,623)		576,186

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
(Cost $3,321)	25,870	2,670

Investment Companies - 0.9%
United States of America - 0.9%
iShares MSCI Japan ETF
(Cost $5,014)	95,300	5,180

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.43% (d)	15,803,996	15,807
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	1,432,007	1,432
TOTAL MONEY MARKET FUNDS
(Cost $17,239)		17,239
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $507,197)		601,275
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,322
NET ASSETS - 100%		$602,597

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,325,000 or 3.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$217
Fidelity Securities Lending Cash Central Fund	71
Total	$288

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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